RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Risk and Uncertainty [Line Items]
Schedule of concentration of investments in Plan's net assets
The following table shows details on investments that represent a concentration of greater than 10% of the Plan’s net assets:

	December 31, 2025		December 31, 2024
Investments	Balance	%	Balance	%
Vanguard Institutional Index Fund Institutional Shares	$42,399,474	15%	$41,937,310	16%